SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid in cash	$ 60	$ 105
Taxes paid in cash	1,600,000
Non-cash transactions
Unrealized (loss) gain on cryptocurrencies, net of deferred tax	14,775,291	2,737,359
Reclassification of AOCI to deficit on disposal of BTC	1,733,197
Equity consideration for asset acquisitions	68,817,840
Reclassification of reserves on issuance of deferred share consideration	3,718,400
Equity component of convertible debentures	7,205,608
Conversion of ATW loan for common shares	13,247,405
Reclassification of reserves on exercise/expiry of options	1,355,639	$ 1,692,511
Reclassification of reserves on exercise of warrants	2,172,892
Reclassification of reserves on conversion of RSU's	2,882,142
Deferred tax component of convertible debentures	$ 3,012,047